Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2014
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	Maximum Amount Available(1)		Balance Outstanding
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013

Accounts Receivable Facility	$800,000	$800,000	$419,250	$351,250

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

2006 Senior Credit Agreement Table
	Maximum Amount Available March 31, 2014		Balance Outstanding March 31, 2014

Revolving Credit USD	$600,000	$600,000	$336,469	$336,469
Revolving Credit EUR	€500,000	$689,400	€90,000	$124,092
Term Loan A	$2,450,000	$2,450,000	$2,450,000	$2,450,000
		$3,739,400		$2,910,561

	Maximum Amount Available December 31, 2013		Balance Outstanding December 31, 2013

Revolving Credit USD	$600,000	$600,000	$138,190	$138,190
Revolving Credit EUR	€500,000	$689,550	€50,000	$68,955
Term Loan A	$2,500,000	$2,500,000	$2,500,000	$2,500,000
		$3,789,550		$2,707,145